DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P 500 Growth ESG ETF
May 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.7%
Communication Services
— 16.9%
Alphabet, Inc.*, Class A
2,880 496,800
Alphabet, Inc.*, Class C
2,412 419,591
Electronic Arts, Inc.
77 10,232
Meta Platforms, Inc., Class A
1,587 740,859
Take-Two Interactive Software,
Inc.*
57 9,141
(Cost $1,342,645)
1,676,623
Consumer Discretionary
— 10.3%
Caesars Entertainment, Inc.*
90 3,200
Carnival Corp.*
516 7,781
Chipotle Mexican Grill, Inc.*
20 62,590
D.R. Horton, Inc.
215 31,777
Deckers Outdoor Corp.*
19 20,785
Etsy, Inc.*
38 2,412
Expedia Group, Inc.*
94 10,609
Hilton Worldwide Holdings, Inc.
182 36,509
Home Depot, Inc.
266 89,075
Las Vegas Sands Corp.
162 7,295
Lululemon Athletica, Inc.*
83 25,895
Marriott International, Inc.,
Class A
178 41,148
McDonald's Corp.
230 59,545
MGM Resorts International*
134 5,383
NIKE, Inc., Class B
378 35,929
Norwegian Cruise Line Holdings
Ltd.*
307 5,096
Pool Corp.
16 5,817
PulteGroup, Inc.
153 17,950
Ralph Lauren Corp.
15 2,803
Ross Stores, Inc.
243 33,962
Royal Caribbean Cruises Ltd.*
170 25,106
Starbucks Corp.
482 38,666
Tesla, Inc.*
1,998 355,804
TJX Cos., Inc.
534 55,055
Tractor Supply Co.
33 9,415
Ulta Beauty, Inc.*
23 9,087
Wynn Resorts Ltd.
69 6,547
Yum! Brands, Inc.
93 12,781
(Cost $982,907)
1,018,022
Consumer Staples — 4.1%
Coca-Cola Co.
1,095 68,908
Colgate-Palmolive Co.
232 21,567
Costco Wholesale Corp.
134 108,525
Hershey Co.
41 8,111
Lamb Weston Holdings, Inc.
69 6,092
Mondelez International, Inc.,
Class A
408 27,960
Number
of Shares Value $
PepsiCo, Inc.
357 61,725
Procter & Gamble Co.
662 108,926
(Cost $369,119)
411,814
Energy — 2.0%
APA Corp.
261 7,968
Coterra Energy, Inc.
358 10,210
Diamondback Energy, Inc.
129 25,705
EOG Resources, Inc.
278 34,625
Hess Corp.
199 30,666
Marathon Oil Corp.
224 6,487
Marathon Petroleum Corp.
146 25,785
ONEOK, Inc.
261 21,141
Targa Resources Corp.
161 19,035
Williams Cos., Inc.
342 14,196
(Cost $178,873)
195,818
Financials — 6.7%
American Express Co.
289 69,360
Aon PLC, Class A
74 20,841
Arch Capital Group Ltd.*
268 27,505
Arthur J Gallagher & Co.
80 20,267
Cboe Global Markets, Inc.
49 8,477
FactSet Research Systems, Inc.
13 5,255
Marsh & McLennan Cos., Inc.
185 38,402
Mastercard, Inc., Class A
428 191,346
Moody's Corp.
53 21,041
MSCI, Inc.
33 16,341
S&P Global, Inc.
102 43,606
Visa, Inc., Class A
753 205,162
(Cost $590,269)
667,603
Health Care — 9.9%
AbbVie, Inc.
471 75,944
Boston Scientific Corp.*
581 43,906
DaVita, Inc.*
21 3,090
Dexcom, Inc.*
170 20,191
Edwards Lifesciences Corp.*
162 14,076
Eli Lilly & Co.
575 471,695
IDEXX Laboratories, Inc.*
34 16,896
Merck & Co., Inc.
731 91,770
Mettler-Toledo International,
Inc.*
6 8,425
Regeneron Pharmaceuticals,
Inc.*
46 45,087
STERIS PLC
40 8,915
Stryker Corp.
156 53,210
UnitedHealth Group, Inc.
253 125,329
Waters Corp.*
16 4,942
(Cost $771,291)
983,476
Industrials — 8.4%
Allegion PLC
24 2,924

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Growth ESG ETF
(Continued)
May 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Number
of Shares Value $
AMETEK, Inc.
80 13,566
Automatic Data Processing, Inc.
116 28,411
Broadridge Financial Solutions,
Inc.
48 9,637
Carrier Global Corp.
289 18,262
Caterpillar, Inc.
213 72,105
Cintas Corp.
34 23,051
CSX Corp.
713 24,064
Dayforce, Inc.*
62 3,067
Deere & Co.
107 40,099
Delta Air Lines, Inc.
259 13,214
Eaton Corp. PLC
179 59,580
General Electric Co.
338 55,817
Hubbell, Inc.
18 7,000
Illinois Tool Works, Inc.
90 21,847
Ingersoll Rand, Inc.
225 20,936
Otis Worldwide Corp.
114 11,309
PACCAR, Inc.
275 29,562
Parker-Hannifin Corp.
72 38,269
Paychex, Inc.
92 11,055
Pentair PLC
83 6,755
Quanta Services, Inc.
72 19,868
Republic Services, Inc.
84 15,556
Rockwell Automation, Inc.
40 10,301
Trane Technologies PLC
113 37,003
Uber Technologies, Inc.*
1,484 95,807
Union Pacific Corp.
198 46,098
United Rentals, Inc.
48 32,132
Verisk Analytics, Inc.
58 14,661
W.W. Grainger, Inc.
24 22,115
Waste Management, Inc.
124 26,131
(Cost $774,251)
830,202
Information Technology
— 38.8%
Accenture PLC, Class A
244 68,879
Adobe, Inc.*
326 144,992
Advanced Micro Devices, Inc.*
1,165 194,438
Akamai Technologies, Inc.*
51 4,704
Apple, Inc.
4,966 954,713
Autodesk, Inc.*
80 16,128
KLA Corp.
98 74,434
Lam Research Corp.
95 88,582
Number
of Shares Value $
Microsoft Corp.
2,053 852,262
NVIDIA Corp.
1,075 1,178,555
ON Semiconductor Corp.*
136 9,933
QUALCOMM, Inc.
419 85,497
Salesforce, Inc.
698 163,639
TE Connectivity Ltd.
87 13,024
(Cost $2,812,035)
3,849,780
Materials — 1.6%
CF Industries Holdings, Inc.
74 5,900
Ecolab, Inc.
93 21,595
Freeport-McMoRan, Inc.
517 27,261
Linde PLC
182 79,265
Sherwin-Williams Co.
85 25,823
(Cost $136,533)
159,844
Real Estate — 1.0%
American Tower Corp. REIT
138 27,012
CoStar Group, Inc.*
127 9,928
Digital Realty Trust, Inc. REIT
97 14,098
Equinix, Inc. REIT
32 24,415
Host Hotels & Resorts, Inc. REIT
305 5,472
Iron Mountain, Inc. REIT
107 8,634
SBA Communications Corp.
REIT
31 6,097
(Cost $93,157)
95,656
TOTAL COMMON STOCKS
(Cost $8,051,080)
9,888,838
EXCHANGE-TRADED FUNDS
— 0.2%
SPDR Portfolio S&P 500 Growth
ETF
(Cost $17,765)
250 18,753
CASH EQUIVALENTS — 0.1%
DWS Government Money
Market Series "Institutional
Shares"(a), 5.26%
(Cost $10,787)
10,787 10,787
TOTAL INVESTMENTS
— 100.0%
(Cost $8,079,632)
9,918,378
Other assets and liabilities,
net — 0.0%
4,384
NET ASSETS — 100.0%
9,922,762

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P 500 Growth ESG ETF
(Continued)
May 31, 2024 (Unaudited)
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
SNPG-PH3
R-089711-2 (5/25) DBX006037 (5/25)
 *
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 5.26% (a)
1,630 123,345 (114,188) — — 198 — 10,787 10,787
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 9,888,838 $ — $ — $ 9,888,838
Exchange-Traded Funds
18,753 — — 18,753
Short-Term Investments (a)
10,787 — — 10,787
TOTAL
$ 9,918,378 $ — $ — $ 9,918,378
(a)
See Schedule of Investments for additional detailed categorizations.